Employee Benefit Plans (Changes in Benefit Obligation) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	$ 194.5	$ 151.1	$ 151.1
Company contributions	3.3	2.4
U.S. Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning benefit obligation	169.9	180.4	180.4	167.2
Impact of foreign currency exchange rate change			0	0
Acquisitions			0	0
Service cost	0.5	0.5	1.9	1.8	1.4
Interest cost	2.0	1.8	7.2	7.7	8.1
Settlement (gain) loss			0	0
Benefits paid			(10.1)	(9.9)
Employee contributions			0	0
Amendments / Change in assumptions			(0.1)	0.1
Actuarial (gain) loss			(9.4)	13.5
Ending benefit obligation			169.9	180.4	167.2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	142.9	129.1	129.1	126.6
Impact of foreign currency exchange rate change			0	0
Acquisitions			0	0
Employee contributions			0	0
Actual return on plan assets			23.4	11.9
Company contributions			0.5	0.5
Settlements			0	0
Benefits paid			(10.1)	(9.9)
Ending fair value of plan assets			142.9	129.1	126.6
Funded status at end of year			(27.0)	(51.3)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other Assets			0	0
Accrued liabilities			(0.4)	(0.4)
Other liabilities			(26.6)	(50.9)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial loss			55.4	87.6
Prior service cost			0.4	0.4
Transition obligation			0	0
Total recognized in accumulated other comprehensive income			55.8	88.0
Non-U.S. Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning benefit obligation	142.9	158.5	158.5	114.2
Impact of foreign currency exchange rate change			(8.9)	0
Acquisitions			0	19.1
Service cost	1.4	1.7	6.5	4.3	3.1
Interest cost	1.7	1.4	5.9	6.1	5.7
Settlement (gain) loss			(3.7)	(2.5)
Benefits paid			(5.0)	(4.1)
Employee contributions			0.6	0.2
Amendments / Change in assumptions			(2.3)	4.0
Actuarial (gain) loss			(8.7)	17.2
Ending benefit obligation			142.9	158.5	114.2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	51.6	46.1	46.1	40.1
Impact of foreign currency exchange rate change			(3.4)	0.5
Acquisitions			0	16.9
Employee contributions			0.6	0
Actual return on plan assets			6.3	2.5
Company contributions			10.7	8.0
Settlements			(3.7)	(17.8)
Benefits paid			(5.0)	(4.1)
Ending fair value of plan assets			51.6	46.1	40.1
Funded status at end of year			(91.3)	(112.4)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other Assets			6.3	0.2
Accrued liabilities			(5.2)	(5.7)
Other liabilities			(92.4)	(106.9)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial loss			17.1	31.2
Prior service cost			5.7	8.9
Transition obligation			0.3	0.5
Total recognized in accumulated other comprehensive income			$ 23.1	$ 40.6